Income Taxes - Reconciliation of Effective Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Contingency [Line Items]
Israel tax benefit at statutory rate	$ (6,556)	$ (12,245)	$ (22,528)
Preferred enterprise	(85)	1,652	10,573
Foreign rate differential	(448)	(785)	(1,050)
Share-based compensation	6,178	8,158	9,717
Prior year tax income/(expense)	11	(302)	(6,675)
Permanent differences	870	587	(3,351)
Uncertain tax position	6,615	5,772	7,233
Change in valuation allowance	(166)	2,961	12,123
Total provision for income taxes	$ 6,419	$ 5,798	$ 6,042
Corporates tax rate	22.52%	10.89%	6.12%